RENTALS UNDER OPERATING LEASES (Details) (Consolidated, USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Consolidated
Minimum future rentals
2012	$ 1,337,195
2013	1,267,646
2014	1,143,619
2015	1,003,459
2016	860,472
Subsequent	2,675,265
Total	$ 8,287,656